Cover	Mar. 01, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	Zymergen Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40354
Entity Tax Identification Number	46-2942439
Entity Address, Address Line One	5980 Horton Street
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	415
Local Phone Number	801-8073
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ZY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001645842
Amendment Flag	false